Other Accounts Payable	12 Months Ended
Dec. 31, 2021
Description of accounting policy for trade and other payables [text block] [Abstract]
OTHER ACCOUNTS PAYABLE	NOTE 11 - OTHER ACCOUNTS PAYABLE:
	December 31, 2021	December 31, 2020

Employees and authorities	770	747
Contingent liability	262	-
Deferred tax	-	5
Others	214	366
Total	1,246	1,118